LEASES (Schedule of Future Lease Payments Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating leases
2024	$ 2,898
2025	1,831
2026	1,094
2027	4
Total future lease payements	5,827
Less imputed interest	379
Total lease liability balance	$ 5,448